Employee Future Benefits - Rollforward of Net Defined Benefit Obligation and Fair Value of Plan Asset (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Defined Benefit Liability (Asset)
Pension costs - defined benefit plans	$ 8	$ 7
Remeasurements
Impact of remeasurements on other comprehensive income	16	13
Defined Benefit Pension Plan
Net Defined Benefit Liability (Asset)
Beginning balance	36	22
Current service cost	6	5
Interest expense (income)	2	2
Pension costs - defined benefit plans	8	7
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	20	(14)
Loss from change in demographic assumptions		2
Gain from change in financial assumptions	(22)	14
Experience loss	1	12
Change in asset ceiling, excluding amounts included in interest expense	20
Impact of remeasurements on other comprehensive income	19	14
Exchange differences	0	1
Contributions
Employers	(8)	(8)
Plan participants	0	0
Benefit payments	0	0
Ending balance	55	36
Post Employment Benefit Obligation and Other Benefit Obligation
Net Defined Benefit Liability (Asset)
Beginning balance	101	106
Current service cost	2	2
Interest expense (income)	3	3
Curtailments		(1)
Pension costs - defined benefit plans	6	4
Remeasurements
Gain from change in financial assumptions	(4)	1
Experience loss	1	(2)
Impact of remeasurements on other comprehensive income	(3)	(1)
Exchange differences	1	1
Contributions
Employers		(9)
Benefit payments	(6)	0
Ending balance	99	101
TOTAL | Defined Benefit Pension Plan
Net Defined Benefit Liability (Asset)
Beginning balance	36	22
Current service cost	6	5
Interest expense (income)	2	2
Pension costs - defined benefit plans	8	7
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	20	(14)
Loss from change in demographic assumptions		2
Gain from change in financial assumptions	(22)	14
Experience loss	1	12
Change in asset ceiling, excluding amounts included in interest expense	0
Impact of remeasurements on other comprehensive income	(1)	14
Exchange differences	0	1
Contributions
Employers	(8)	(8)
Plan participants	0	0
Benefit payments	0	0
Ending balance	35	36
PRESENT VALUE OF OBLIGATION | Defined Benefit Pension Plan
Net Defined Benefit Liability (Asset)
Beginning balance	508	482
Current service cost	6	5
Interest expense (income)	16	17
Pension costs - defined benefit plans	22	22
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	0	0
Loss from change in demographic assumptions		2
Gain from change in financial assumptions	(22)	14
Experience loss	1	12
Change in asset ceiling, excluding amounts included in interest expense	0
Impact of remeasurements on other comprehensive income	(21)	28
Exchange differences	1	1
Contributions
Employers	0	0
Plan participants	1	2
Benefit payments	(31)	(27)
Ending balance	480	508
PRESENT VALUE OF OBLIGATION | Post Employment Benefit Obligation and Other Benefit Obligation
Net Defined Benefit Liability (Asset)
Beginning balance	101	106
Current service cost	2	2
Interest expense (income)	3	3
Curtailments		(1)
Pension costs - defined benefit plans	6	4
Remeasurements
Gain from change in financial assumptions	(4)	1
Experience loss	1	(2)
Impact of remeasurements on other comprehensive income	(3)	(1)
Exchange differences	1	1
Contributions
Employers		0
Benefit payments	(6)	(9)
Ending balance	99	101
FAIR VALUE OF PLAN ASSETS | Defined Benefit Pension Plan
Net Defined Benefit Liability (Asset)
Beginning balance	(472)	(460)
Current service cost	0	0
Interest expense (income)	(14)	(15)
Pension costs - defined benefit plans	(14)	(15)
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	20	(14)
Loss from change in demographic assumptions		0
Gain from change in financial assumptions	0	0
Experience loss	0	0
Change in asset ceiling, excluding amounts included in interest expense	0
Impact of remeasurements on other comprehensive income	20	(14)
Exchange differences	(1)	0
Contributions
Employers	(8)	(8)
Plan participants	(1)	(2)
Benefit payments	31	27
Ending balance	(445)	(472)
FAIR VALUE OF PLAN ASSETS | Post Employment Benefit Obligation and Other Benefit Obligation
Net Defined Benefit Liability (Asset)
Beginning balance	0	0
Current service cost	0	0
Interest expense (income)	0	0
Curtailments		0
Pension costs - defined benefit plans	0	0
Remeasurements
Gain from change in financial assumptions	0	0
Experience loss	0	0
Impact of remeasurements on other comprehensive income	0	0
Exchange differences	0	0
Contributions
Employers		(9)
Benefit payments	0	9
Ending balance	0	0
IMPACT OF MINIMUM FUNDING REQUIREMENT (ASSET CEILING) | Defined Benefit Pension Plan
Net Defined Benefit Liability (Asset)
Beginning balance	0	0
Current service cost	0	0
Interest expense (income)	0	0
Pension costs - defined benefit plans	0	0
Remeasurements
Return on plan assets, excluding amounts included in interest expense (income)	0	0
Loss from change in demographic assumptions		0
Gain from change in financial assumptions	0	0
Experience loss	0	0
Change in asset ceiling, excluding amounts included in interest expense	20
Impact of remeasurements on other comprehensive income	20	0
Exchange differences	0	0
Contributions
Employers	0	0
Plan participants	0	0
Benefit payments	0	0
Ending balance	$ 20	$ 0